UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	7/31/2009

Item 1.	Schedule of Investments

Dryden Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2009 (Unaudited)

Principal Amount (000)		Description	Value
LONG-TERM INVESTMENTS 97.9%
Australia 0.8%
		GE Capital Australia Funding, M.T.N.,
AUD	1,240	6.000%, 4/15/15	$897,104

Brazil 2.1%
		Banco Bradesco SA,
BRL	1,000	14.800%, 1/4/10	538,657
		Brazil Notas do Tesouro Nacional Ser. F,
		Notes,
	1,000	10.000%, 1/1/14	497,237
		Cia Energetica de Sao Paulo,
		144A, M.T.N.,
	2,850	9.750%, 1/15/15	1,436,998

			2,472,892

Colombia 0.2%
		Republic of Colombia,
COP	345,000	9.850%, 6/28/27	174,232

Denmark 0.8%
		Denmark Government Bond,
DKK	5,000	4.000%, 11/15/17	996,841

Eurobonds 17.4%
		Belgium Government Bond,
EUR	1,150	4.000%, 3/28/17	1,701,930
		Citigroup, Inc., M.T.N.,
	150	4.750%, 5/31/17(d)	168,459
		Deutsche Bundesrepublik,
	100	3.750%, 1/4/19	148,339
	465	4.000%, 1/4/37	657,751
	370	5.500%, 1/4/31	630,025
		Fortis Bank,
	300	6.500%, 9/29/49(d)	354,898
		French Government Bonds,
	410	4.000%, 10/25/38	573,033
	600	5.750%, 10/25/32	1,056,861
		Hellenic Republic Government Bonds,
	1,000	4.000%, 8/20/13	1,476,775
	570	4.300%, 7/20/17	828,259
		Italian Government Bonds,
	530	4.000%, 2/1/17	782,449
	2,000	4.250%, 4/15/13	3,014,039
	1,130	4.500%, 2/1/18	1,698,406
	1,625	6.000%, 5/1/31	2,623,124
		Netherlands Government Bond,
	500	4.000%, 7/15/18	739,549
		Portugal Obrigacoes do Tesouro OT,
	500	4.450%, 6/15/18	749,890

		Republic of Poland,
	1,600	5.625%, 6/20/18	2,314,676
		Spanish Government Bond,
	560	5.750%, 7/30/32	939,974

			20,458,437

Hungary 1.6%
		Hungary Government Bonds,
HUF	80,000	6.500%, 6/24/19	370,244
	200,000	6.750%, 2/24/17	953,403
	110,000	8.000%, 2/12/15	571,852

			1,895,499

Japan 13.5%
		Japanese Government Bonds,
JPY	440,000	0.800%, 12/20/12	4,701,205
	265,000	0.800%, 3/20/13	2,829,872
	200,000	1.100%, 9/20/12	2,157,318
	104,050	1.700%, 6/20/33	978,182
	79,000	2.100%, 9/20/24	859,472
	140,000	2.300%, 3/20/26	1,526,601
	94,000	2.500%, 9/20/37	1,032,741
		Japanese Government CPI Linked Bond,
	184,630	1.400%, 6/10/18	1,790,204

			15,875,595

Norway 0.2%
		Norwegian Government & Sovereign Bond,
NOK	1,470	5.000%, 5/15/15	257,918

Sweden 0.4%
		Sweden Government Bond,
SEK	2,860	6.750%, 5/5/14	468,357

Turkey 0.7%
		Turkey Government Bond,
TRY	1,213	10.000%, 2/15/12	872,377

United Kingdom 5.2%
		International Nederland Bank NV, M.T.N.,
GBP	410	7.000%, 10/5/10	695,275
		QBE Insurance Group Ltd.,
	140	10.000%, 3/14/14	254,623
		United Kingdom Treasury Bonds,
	425	4.250%, 6/7/32	682,716
	1,070	4.500%, 3/7/13	1,894,735
	1,220	4.750%, 12/7/30	2,098,989
	190	4.750%, 12/7/38	329,463
	95	6.000%, 12/7/28	190,257

			6,146,058

United States 55.0%

Asset Backed Securities 2.8%
		Bank of America Credit Card Trust,
		Ser. 2006-A15, Class A15,
USD	600	0.288%, 4/15/14(d)	577,499

	Bear Stearns Asset Backed Securities Trust,
	Ser. 2005-HE11, Class M1,
240	0.715%, 11/25/35(d)	72,370
	Citibank Credit Card Issuance Trust,
	Ser. 2005-A3, Class A3,
500	0.355%, 4/24/14(d)	486,377
	Ser. 2005-C3, Class C3,
300	0.698%, 7/15/14(d)	259,923
	HFC Home Equity Loan Asset Backed Certificates,
	Ser. 2007-2, Class A4,
400	0.589%, 7/20/36(d)	208,000
	Home Equity Asset Trust,
	Ser. 2005-5, Class 2A2,
327	0.535%, 11/25/35(d)	304,334
	MBNA Credit Card Master Note Trust,
	Ser. 2002-C3, Class C3,
200	1.638%, 10/15/14(d)	174,742
	Ser. 2004-C2, Class C2,
1,000	1.188%, 11/15/16(d)	752,561
	Ser. 2006-C1, Class C1,
200	0.708%, 7/15/15(d)	162,716
	Popular ABS Mortgage Pass-Through Trust,
	Ser. 2004-4, Class M1,
243	5.181%, 9/25/34	180,547
	Saxon Asset Securities Trust,
	Ser. 2004-2, Class MF1,
259	5.500%, 8/25/35	152,809

		3,331,878

Bank Loans 4.1%(c)(d)
	Capital Safety Group Ltd.,
82	2.283%, 7/20/15	66,299
218	3.033%, 7/20/16	176,702
	Davita, Inc.,
300	1.878%, 10/5/12	286,607
	Discovery Communications, Inc.,
120	5.250%, 5/14/14	121,047
	Domtar Corp.,
394	1.671%, 3/5/14	375,091
	Enterprise Group Holdings LP,
297	2.684%, 11/8/14	289,204
	First Data Corp.,
295	3.035%, 9/24/14	247,590
	Flextronics International Ltd.,
229	2.709%, 10/1/14	197,762
66	2.759%, 10/1/14	56,828
	Georgia Pacific,
152	2.593%, 12/20/12	146,347
	HCA, Inc.,
253	2.848%, 11/18/13	237,178
	Inverness Medical Innovations,
343	2.420%, 6/26/14	327,565
	Metavante Corp.,
296	2.777%, 11/1/14	289,831
	Mylan, Inc.,
194	3.815%, 10/2/14	188,146
	NRG Energy, Inc.,
146	1.120%, 2/1/13	138,734
273	2.188%, 2/1/13	258,820
	PTS Acquisitions Corp.,
392	2.535%, 4/10/14	333,200

	Royalty Pharma Finance Trust,
660	2.848%, 4/16/13	640,811
	Sensata Technologies,
108	2.246%, 4/27/13	90,141
	Sun Healthcare Group,
48	2.598%, 4/11/14	43,026
230	2.677%, 4/11/14	205,403
	Sungard Data Systems, Inc.,
7	2.454%, 2/28/14	6,284
170	4.354%, 2/28/16	160,309

		4,882,925

Commercial Mortgage Backed Securities 7.9%
	Commercial Mortgage Loan Trust,
	Ser. 2008-LS1, Class A2,
430	6.220%, 12/10/49(d)	432,054
	Credit Suisse Mortgage Capital Certificates,
	Ser. 2007-C5, Class A2,
650	5.589%, 9/15/40	636,370
	CS First Boston Mortgage Securities Corp.,
	Ser. 2005-C5, Class A4,
600	5.100%, 8/15/38(d)	578,972
	CW Capital Cobalt Ltd.,
	Ser. 2007-C3, Class A3,
400	5.820%, 5/15/46(d)	366,964
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2005-GG5, Class A5,
600	5.224%, 4/10/37(d)	564,611
	Ser. 2007-GG9, Class A2,
650	5.381%, 3/10/39	649,965
	JP Morgan Chase Commercial Mortgage Securities Corp.,
	Ser. 2005-LDP4, Class A3A1,
545	4.871%, 10/15/42	514,201
	Ser. 2005-LDP5, Class A4,
1,000	5.179%, 12/15/44(d)	974,044
	Ser. 2007-LD12, Class A2,
650	5.827%, 2/15/51	644,249
	LB-UBS Commercial Mortgage Trust,
	Ser. 2007-C6, Class A2,
2,000	5.845%, 7/15/40	2,012,151
	Merrill Lynch Mortgage Trust,
	Ser. 2008-C1, Class A2,
650	5.425%, 2/12/51	605,501
	Morgan Stanley Capital 1,
	Ser. 2005-IQ9, Class A4,
740	4.660%, 7/15/56	719,713
	Wachovia Bank Commercial Mortgage Trust,
	Ser. 2007-C34, Class A2,
650	5.569%, 5/15/46	647,483

		9,346,278

Corporate Bonds 31.5%
	Abbott Laboratories,
150	6.150%, 11/30/37(b)	168,098
	AES Corp. (The),
250	8.000%, 10/15/17	245,000

	Affiliated Computer Services, Inc.,
350	4.700%, 6/1/10	346,938
	Allergan, Inc.,
150	5.750%, 4/1/16	148,702
	Alliance Imaging, Inc.,
220	7.250%, 12/15/12	213,400
	Allied World Insurance Holdings Ltd.
250	7.500%, 8/1/16	219,990
	Altria Group, Inc.,
250	9.950%, 11/10/38	318,531
	American Express Co.,
140	8.125%, 5/20/19	154,684
	American International Group, Inc., M.T.N.,
300	5.850%, 1/16/18	157,871
	Amgen, Inc.,
220	6.400%, 2/1/39	249,785
	Anadarko Petroleum Corp.,
200	5.750%, 6/15/14	210,258
	Anheuser-Busch InBev Worldwide, Inc., 144A,
225	8.200%, 1/15/39	282,998
	ArcelorMittal (Luxembourg),
250	6.125%, 6/1/18	241,462
	Ashtead Holdings PLC (United Kingdom), 144A,
400	8.625%, 8/1/15	344,000
	Axis Capital Holdings Ltd.,
400	5.750%, 12/1/14	376,211
	BAE Systems Holdings, Inc., 144A,
125	6.375%, 6/1/19	134,680
	Bank of America Corp.
400	4.750%, 8/15/13	388,574
	Bear Stearns Cos., Inc., (The),
200	7.250%, 2/1/18	224,205
	Block Financial LLC,
750	7.875%, 1/15/13	795,480
	Blount, Inc.,
300	8.875%, 8/1/12	304,500
	Boeing Co. (The),
130	6.875%, 3/15/39	151,922
	Bottling Group LLC,
75	5.125%, 1/15/19	78,867
	British Telecommunications PLC (United Kingdom),
500	9.125%, 12/15/10	537,521

	Canadian Pacific Railway Co. (Canada),
77	6.500%, 5/15/18	77,496
	Capital One Financial Corp.,
115	6.150%, 9/1/16	102,801
	CareFusion Corp., 144A,
125	6.375%, 8/1/19	131,839
	Caterpillar Financial Services Corp., M.T.N.,
145	5.850%, 9/1/17	151,441
	CBS Corp.,
500	8.200%, 5/15/14	530,986
	Centennial Communications Corp.,
350	10.125%, 6/15/13	357,875
	CenterPoint Energy Resources Corp.,
200	6.625%, 11/1/37	172,949
	Chubb Corp.(b)
100	6.500%, 5/15/38	109,580
	Cisco Systems, Inc.,
80	5.900%, 2/15/39	85,009
	Citigroup, Inc.,
600	6.500%, 8/19/13	611,395
110	8.125%, 7/15/39	110,802
	CMS Energy Corp.,
400	8.500%, 4/15/11	412,068
	ConAgra Foods, Inc.,
250	7.000%, 4/15/19	289,060
	Continental Airlines, Inc.,
720	7.487%, 10/2/10(c)	684,000
	Coventry Health Care, Inc.,
360	6.125%, 1/15/15	317,565
	Covidien International Finance SA (Luxembourg),
100	6.550%, 10/15/37	114,503
	CRH America, Inc.,
500	5.625%, 9/30/11	495,632
110	8.125%, 7/15/18	110,649
	CVS Caremark Corp.,
215	5.750%, 6/1/17	228,858
	CVS Corp.,
300	4.000%, 9/15/09	301,114
	Delta Air Lines, Inc.,
272	6.821%, 8/10/22	223,600
	Diageo Capital PLC (United Kingdom),
255	5.200%, 1/30/13	270,124

	Dow Chemical Co. (The),
250	7.600%, 5/15/14	271,655
300	8.550%, 5/15/19	329,129
175	9.400%, 5/15/39	210,235
	Duke Energy Corp.,
350	6.300%, 2/1/14	384,903
	Duke Energy Field Services LLC,
440	7.875%, 8/16/10	456,680
	Duke Realty LP,
600	5.625%, 8/15/11	575,874
	Embarq Corp.,
850	7.082%, 6/1/16	888,641
	EnCana Corp. (Canada),
260	5.900%, 12/1/17	278,289
	Energy Transfer Partners LP,
125	7.500%, 7/1/38	143,543
100	9.000%, 4/15/19	122,623
	Erac USA Finance Co., 144A,
	5.900%, 11/15/15(c)(f)
300	(original cost $244,500; date purchased 05/08/09)	279,668
	Express Scripts, Inc.,
300	6.250%, 6/15/14	327,315
	Felcore Lodging LP,
250	3.135%, 12/1/11(d)	203,125
	Fideicomiso Petacalco (Mexico), 144A,
70	10.160%, 12/23/09(c)	69,153
	First Data Corp.,
325	9.875%, 9/24/15	274,219
	Frontier Communications Corp.,
200	8.250%, 5/1/14	202,500
	GameStop Corp./GameStop, Inc.,
250	8.000%, 10/1/12	253,750
	Gazprom International SA (Luxembourg),
488	7.201%, 2/1/20	480,863
	Goldman Sachs Group, Inc. (The),
300	6.750%, 10/1/37	302,614
160	7.500%, 2/15/19	187,385
	Graphic Packaging International, Inc.,
157	8.500%, 8/15/11	157,393
170	9.500%, 6/15/17, 144A	169,150
	Halliburton Co.,
100	7.450%, 9/15/39	125,554
	HCA, Inc., PIK,
210	9.625%, 11/15/16	218,925

	Hess Corp.,
295	7.000%, 2/15/14	326,045
	Hewlett-Packard Co.,
150	6.500%, 7/1/12	167,773
	Historic TW, Inc.,
130	6.625%, 5/15/29	129,373
	Hospira, Inc.,
150	5.550%, 3/30/12	156,189
	Jabil Circuit, Inc.,
50	5.875%, 7/15/10	51,375
	John Deere Capital Corp., M.T.N.,
200	5.250%, 10/1/12(b)	213,852
	JPMorgan Chase & Co.,
150	6.000%, 1/15/18	158,847
200	6.300%, 4/23/19	217,276
	Kinder Morgan Energy Partners LP,
100	5.850%, 9/15/12	105,631
	Koppers, Inc.,
300	9.875%, 10/15/13	300,000
	Kraft Foods, Inc.,
125	6.875%, 2/1/38	142,663
250	6.875%, 1/26/39	285,019
	Lehman Brothers Holdings, Inc., M.T.N.,
100	6.875%, 5/2/18(e)	17,750
	Lennar Corp.,
300	5.950%, 10/17/11	288,000
	Liberty Mutual Group, 144A,
70	7.500%, 8/15/36	51,112
	Lincoln National Corp.,
80	6.150%, 4/7/36	62,546
200	8.750%, 7/1/19	220,175
	Lorillard Tobacco Co.,
200	8.125%, 6/23/19	218,822
	Marathon Oil Corp.,
200	6.500%, 2/15/14	220,517
	Merrill Lynch & Co., Inc.,
600	5.450%, 2/5/13(b)	605,793
65	6.050%, 8/15/12	66,956
	MetLife, Inc.,
100	7.717%, 2/15/19	113,097
	Morgan Stanley,
160	7.300%, 5/13/19	180,233

	MUFG Capital Finance 1 Ltd. (Cayman Islands),
120	6.346%, 7/29/49(d)	108,408
	Nalco Co.,
18	7.750%, 11/15/11	18,090
	New Cingular Wireless Services, Inc.,
140	8.125%, 5/1/12(b)	158,927
	Newfield Exploration Co.,
110	6.625%, 4/15/16	106,150
	Northern Rock PLC (United Kingdom), 144A,
400	6.594%, 6/29/49(d)	52,000
	Northrop Grumman Corp.,
125	3.700%, 8/1/14	125,790
	Northwest Pipeline GP,
75	6.050%, 6/15/18	78,926
	Oncor Electric Delivery Co.,
105	6.800%, 9/1/18	118,637
	Oracle Corp.,
250	6.125%, 7/8/39	275,546
	Orion Power Holdings, Inc.,
315	12.000%, 5/1/10	326,025
	Peco Energy Co.,
100	5.350%, 3/1/18	104,892
	PepsiAmericas, Inc.,
100	4.375%, 2/15/14	103,015
	Pfizer, Inc.,
250	6.200%, 3/15/19(b)	282,853
	Philip Morris International, Inc.,
300	4.875%, 5/16/13(b)	316,947
	Pioneer Natural Resources Co.,
200	6.875%, 5/1/18	180,191
	Public Service Co. of New Mexico,
50	7.950%, 5/15/18	49,369
	Qwest Capital Funding, Inc.,
200	7.000%, 8/3/09	200,000
	Qwest Corp.,
250	7.875%, 9/1/11	255,000
200	8.375%, 5/1/16, 144A	205,000
200	8.875%, 3/15/12	207,500
	Rainbow National Services LLC, 144A,
190	10.375%, 9/1/14	198,550
	Realogy Corp., PIK,
247	11.000%, 4/15/14	88,779

	Reynolds American, Inc.,
300	6.750%, 6/15/17	301,673
	Roche Holdings, Inc., 144A,
125	7.000%, 3/1/39	152,867
	Rogers Communications, Inc. (Canada),
145	6.800%, 8/15/18	166,031
	R.R. Donnelley & Sons Co.,
600	4.950%, 4/1/14	547,114
	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A,
380	7.125%, 1/14/14	378,442
	Schering-Plough Corp.,
175	6.550%, 9/15/37	200,630
	Senior Housing Properties Trust,
250	7.875%, 4/15/15	231,250
	Service Corp. International,
250	7.000%, 6/15/17	232,500
	Shaw Communications, Inc. (Canada),
300	8.250%, 4/11/10	308,250
	Simon Property Group LP,
350	5.300%, 5/30/13	348,948
	SLM Corp., M.T.N.,
510	5.050%, 11/14/14	353,348
510	8.450%, 6/15/18	408,000
	StatoilHydro ASA (Norway),
100	3.875%, 4/15/14	102,877
	Sumitomo Mitsui Banking Corp. (Japan), 144A,
800	5.625%, 7/29/49(d)	730,856
	Sungard Data Systems, Inc.,
250	10.250%, 8/15/15	256,250
	SunTrust Banks, Inc.,
300	5.250%, 11/5/12	300,436
	Target Corp.,
250	7.000%, 1/15/38(b)	281,299
	Teck Resources Ltd. (Canada), 144A
100	9.750%, 5/15/14	111,250
50	10.250%, 5/15/16	56,625
150	10.750%, 5/15/19	174,563
	Tesco PLC (United Kingdom), 144A,
275	6.150%, 11/15/37	279,873
	Textron, Inc.,
100	5.600%, 12/1/17	82,795
	Thomson Corp., (Canada), (The),
300	5.700%, 10/1/14	321,955

	Time Warner Cable, Inc.,
100	6.750%, 6/15/39	108,176
300	8.750%, 2/14/19	372,267
	Time Warner Cos., Inc.,
99	6.950%, 1/15/28	101,932
	TNK-BP Finance SA (Luxembourg), 144A,
	7.500%, 7/18/16(f)
300	(original cost $298,878; date purchased 7/13/06)	276,750
	TransAlta Corp.,
200	6.650%, 5/15/18	195,043
	TransCanada Pipelines Ltd. (Canada),
300	7.250%, 8/15/38	364,724
	Tyson Foods, Inc.,
90	7.850%, 4/1/16	90,900
	United Airlines, Inc.,
137	6.636%, 7/2/22	102,403
	United States Steel Corp.,
200	5.650%, 6/1/13	189,884
	UnitedHealth Group, Inc.,
235	6.625%, 11/15/37	230,701
	Verizon Communications, Inc.,
85	6.400%, 2/15/38	92,472
175	8.950%, 3/1/39	240,823
	Viacom, Inc.,
75	6.750%, 10/5/37	76,248
90	6.875%, 4/30/36	94,619
	Vivendi (France), 144A,
150	5.750%, 4/4/13	150,679
	Wachovia Bank NA,
250	6.600%, 1/15/38	252,586
	Walgreen Co.,
225	5.250%, 1/15/19	238,751
	Williams Cos., Inc.,
300	7.875%, 9/1/21	326,250
	Wyeth,
70	6.450%, 2/1/24	78,070
90	6.500%, 2/1/34	102,559
	XTO Energy, Inc.,
100	6.375%, 6/15/38	106,683

		37,076,200

Emerging Market Bond 0.2%
	Empresa Nacional de Electricidad SA (Chile),
260	8.350%, 8/1/13	291,055

Mortgage Backed Security 0.4%
	Federal Home Loan Mortgage Corp.,
425	5.500%, 5/1/37	440,921

Municipal Bonds 1.1%
	California St. Build America Bonds. Txb. Var. Purp. G.O.,
75	7.500%, 4/1/34	76,004
	California St.Taxable. Var. Purp. G.O.,
150	5.450%, 4/1/15	150,299
	Dallas, Tex. Area Rapid Tran. Sales. Tax. Rev.,
500	5.999%, 12/1/44	523,735
	New Jersey St. Tpk. Auth. Tpk. Rev. Build America. Bds. Taxable Ser. F. Issuer Subsidy. Rev.,
100	7.414%, 1/1/40	116,853
	Salt River Proj. Ariz. Agric. Impt. & Pwr. Elec. Sys. Rev., Ser. A,
250	5.000%, 1/1/39	248,465
	University Calif. Rev. Ser. O,
130	5.250%, 5/15/39	132,683

		1,248,039

Sovereign Bonds 4.6%
	Republic of Colombia,
1,000	10.000%, 1/23/12	1,169,999
	Republic of Panama,
1,000	7.125%, 1/29/26	1,039,999
300	7.250%, 3/15/15	327,000
	Republic of Poland,
650	6.375%, 7/15/19	673,270
	Republic of Russia,
869	7.500%, 3/31/30	878,357
	Republic of South Africa,
1,000	7.375%, 4/25/12	1,094,999
	Republic of Venezuela,
300	9.250%, 9/15/27	210,000

		5,393,624

Structured Note 0.2%
	Dow Jones CDX HY, Series 5-T3, 144A,
220	8.250%, 12/29/10	225,468

United States Government Obligations 2.2%
	United States Treasury Bonds,
185	3.500%, 2/15/39	159,881
225	4.250%, 5/15/39	222,680
	United States Treasury Notes,
1,300	2.625%, 6/30/14	1,306,902
930	3.125%, 5/15/19	901,225

		2,590,688

	Total United States investments	64,827,076

	Total long-term investments (cost $110,026,795)	115,342,386

SHORT-TERM INVESTMENTS 1.3%

Shares

Affiliated Money Market Mutual Fund 0.2%

256,177	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $256,177)	256,177

Notional Amount (000)
OUTSTANDING OPTIONS PURCHASED* 1.1%
Call Options
USD	2,626	United States Dollar/Swiss Franc, expiring 8/7/09 @1.056	34,779
	2,598	United States Dollar/Japanese, expiring 8/17/09 @ 107.8	11

		Total call options	34,790

Put Options 1.1%
AUD	1,484	Australian Dollar/Japanese Yen expiring 8/12/09 @ 90.55	180,598
EUR	854	Euro/Hungarian Forint/expiring 8/6/09 @ 243	†
	853	Euro/Polish New Zloty/expiring 8/6/09 @ 3.275	†
	898	Euro/Australian Dollar/expiring 9/10/09 @ 1.7805	54,924
CHF	1,398	Swiss Franc/Romanian New Lei expiring 8/5/09 @ 2.32	†
USD	1,000	United States Dollar/Chilean Peso, expiring 8/6/09 @ 525.85	784
	1,306	United States Dollar/Indian Rupee, expiring 8/6/09 @ 43.4315	2
	1,327	United States Dollar/Mexican Nuevo Peso, expiring 8/6/09 @ 10.463	13
	6,000	United States Dollar/New Turkish Lira, expiring 8/6/09 @ 1.334	13
	1,301	United States Dollar/Malaysian Ringgit, expiring 8/12/09 @ 3.316	19
	1,315	United States Dollar/Indonesian Rupiah, expiring 8/16/09 @ 9,645	388
	1,286	United States Dollar/Brazilian Real, expiring 8/27/09 @ 1.77	3,259
	1,067	United States Dollar/New Turkish Lira, expiring 10/29/09 @ 1.754	189,707
	1,133	United States Dollar/South African Rand, expiring 12/3/09 @ 8.3535	97,541
	1,110	United States Dollar/Brazilian Real, expiring 12/30/09 @ 2.101	131,264
	1,110	United States Dollar/Indian Rupee, expiring 12/31/09 @ 48.47	36,014
	1,110	United States Dollar/Mexican Nuevo Peso, expiring 12/31/09 @ 13.6465	51,207
	1,110	United States Dollar/New Turkish Lira, expiring 12/31/09 @ 1.649	120,023
	1,110	United States Dollar/Philippine Peso, 1/4/10 @ 48.489	25,877
	1,104	United States Dollar/Brazilian Real, expiring 1/29/10 @ 2.0915	125,842
	1,104	United States Dollar/Mexican Nuevo Peso, expiring 1/29/10 @ 13.5625	47,539
	1,104	United States Dollar/New Turkish Lira, expiring 1/29/10 @ 1.6305	107,152
	1,104	United States Dollar/South African Rand, expiring 1/29/10 @ 8.287	91,435

		Total put options	1,263,601

		Total options purchased(i) (cost $1,944,006)	1,298,391

		Total short-term investments (cost $2,200,183)	1,554,568

		Total Investments, Before Options Written 99.2% (cost $112,226,978)(g)	116,896,954

OUTSTANDING OPTIONS WRITTEN* (0.2)%
Put Options
AUD	1,484	Australian Dollar/Japanese Yen expiring 8/12/09 @ 90.55	(180,597)
USD	1,306	United States Dollar/Indian Rupee, expiring 8/6/09 @ 43.4315	(3)
	1,315	United States Dollar/Indonesian Rupiah, expiring 8/6/09 @ 9,645	(388)

		Total options written(i) (premiums received $164,690)	(180,988)

		Total Investments, Net of Outstanding Options Written(h) 99.0% (cost $112,062,288)	116,715,966
		Other assets in excess of liabilities(j) 1.0%	1,121,262

		Net Assets 100.0%	$117,837,228

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

INR—Indian Rupee

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

CPI—Consumer Price Index

G.O.—General Obligation

M.T.N—Medium Term Note

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

† —Less than $0.50.

* Non-income producing security.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $543,378. The aggregate market value of $556,418 is approximately 0.5% of net assets.

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$113,040,647	$8,110,448	$4,254,141	$3,856,307

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales and difference in the treatment of amortization of premiums.

(h)	As of July 31, 2009, 1 security representing $208,000 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.
(j)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, currency swaps, credit default swaps and interest rate swap agreements of:

Open futures contracts outstanding as of July 31, 2009:

Number of Contracts	Types	Expiration Date	Value at July 31, 2009	Value at Trade Date	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
11	JPN 10 Yr. Bond	Sep. 09	$16,056,222	$15,820,661	$235,561
7	Long Gilt	Sep. 09	1,373,012	1,375,917	(2,905)
12	Euro-Buxl 30 YR	Sep. 09	1,676,487	1,600,221	76,266
17	CAN 10 Yr. Bond	Sep. 09	1,900,812	1,922,015	(21,203)
23	Euro-Bund	Sep. 09	4,000,684	3,918,228	82,456
47	Euro-BOBL	Sep. 09	7,780,747	7,700,817	79,930
61	Euro-Schatz	Sep. 09	9,403,743	9,383,257	20,486
11	CBT Long Bond	Sep. 09	1,309,000	1,280,500	28,500
	Short Positions:
68	2-Yr. U.S. T-Notes	Sep. 09	14,727,313	14,730,190	2,877
59	10-Yr. U.S. T-Notes	Sep. 09	6,919,594	7,035,903	116,309
49	5-Yr. U.S. T-Notes	Sep. 09	5,653,758	5,684,324	30,566

					$648,843

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Forward foreign currency exchange contracts outstanding as of July 31, 2009:

Purchase Contracts	Counterparty		Notional Amount	Value at Settlement Date Payable	Value at July 31, 2009	Unrealized Appreciation(1)	Unrealized (Depreciation)(1)
Argentine Peso,
Expiring 09/23/09	UBS AG	ARS	1,624,609	$437,900	$413,597	$—	$(24,303)
Australian Dollar,
Expiring 08/21/09	Deutsche Bank Securities Corp.	AUD	504,945	404,500	421,593	17,093	—
Expiring 08/21/09	UBS AG	AUD	236,480	189,378	197,444	8,066	—
Brazilian Real,
Expiring 08/11/09	UBS AG	BRL	5,320,701	2,570,697	2,845,343	274,646	—
Expiring 08/11/09	Citibank NA	BRL	324,122	165,200	173,330	8,130	—
British Pound,
Expiring 08/03/09	Citibank NA	GBP	154,325	254,544	257,791	3,247	—
Expiring 08/25/09	Deutsche Bank Securities Corp.	GBP	902,768	1,475,112	1,507,948	32,836	—
Expiring 08/25/09	JPMorgan Chase & Co.	GBP	142,402	233,108	237,863	4,755	—
Canadian Dollar,
Expiring 08/18/09	Deutsche Bank Securities Corp.	CAD	2,764,149	2,464,360	2,566,074	101,714	—
Expiring 08/18/09	Citibank NA	CAD	452,663	406,500	420,226	13,726	—
Chilean Peso,
Expiring 09/08/09	UBS AG	CLP	109,484,911	194,294	202,731	8,437	—
Expiring 09/08/09	UBS AG	CLP	94,395,896	172,400	174,791	2,391	—
Chinese Yuan Renminbi,
Expiring 08/06/09	UBS AG	CNY	759,275	110,000	111,136	1,136	—
Expiring 08/06/09	UBS AG	CNY	758,585	109,900	111,035	1,135	—
Expiring 08/24/09	UBS AG	CNY	8,580,312	1,289,400	1,256,000	—	(33,400)
Expiring 08/24/09	UBS AG	CNY	2,136,163	321,300	312,695	—	(8,605)
Expiring 05/04/10	UBS AG	CNY	3,960,514	582,900	581,548	—	(1,352)
Colombian Peso,
Expiring 08/12/09	UBS AG	COP	356,707,464	160,800	174,746	13,946	—
Expiring 09/23/09	UBS AG	COP	415,567,800	187,700	202,424	14,724	—
Expiring 09/23/09	Citibank NA	COP	690,340,200	269,138	336,267	67,129	—
Expiring 10/05/09	Deutsche Bank Securities Corp.	COP	365,285,000	169,900	177,618	7,718	—
Expiring 11/13/09	Morgan Stanley	COP	262,141,800	107,700	126,721	19,021	—
Czech Koruna,
Expiring 08/24/09	Citibank NA	CZK	8,353,726	454,576	465,519	10,943	—
Danish Krone,
Expiring 08/24/09	Morgan Stanley	DKK	245,369	46,700	46,937	237	—
Euro,
Expiring 08/25/09	UBS AG	EUR	12,019,598	16,991,204	17,132,469	141,265	—
Expiring 08/25/09	UBS AG	EUR	24,510	34,778	34,936	158	—
Expiring 08/25/09	Morgan Stanley	EUR	32,200	45,906	45,897	—	(9)
Expiring 09/14/09	Deutsche Bank Securities Corp.	EUR	359,280	503,704	512,116	8,412	—
Hungarian Forint,
Expiring 08/24/09	UBS AG	HUF	155,260,788	814,196	827,045	12,849	—
Indian Rupee,
Expiring 08/10/09	UBS AG	INR	19,756,770	437,000	411,700	—	(25,300)
Expiring 08/10/09	Deutsche Bank Securities Corp.	INR	10,796,460	225,396	224,981	—	(415)
Expiring 08/10/09	UBS AG	INR	64,478,447	1,321,009	1,343,629	22,620	—
Indonesian Rupiah,
Expiring 08/11/09	UBS AG	IDR	2,062,261,600	199,609	207,309	7,700	—
Expiring 12/16/09	Deutsche Bank Securities Corp.	IDR	3,714,448,560	350,585	364,061	13,476	—
Japanese Yen,
Expiring 08/25/09	Deutsche Bank Securities Corp.	JPY	1,559,777,418	16,574,915	16,487,662	—	(87,253)
Expiring 08/25/09	UBS AG	JPY	35,924,364	384,300	379,739	—	(4,561)
Expiring 08/25/09	UBS AG	JPY	36,127,355	386,300	381,885	—	(4,415)
Expiring 08/25/09	Morgan Stanley	JPY	60,048,431	630,900	634,743	3,843	—
Malaysian Ringgit,
Expiring 08/14/09	UBS AG	MYR	6,325,000	1,781,841	1,794,531	12,690	—

Mexican Nuevo Peso,
Expiring 08/18/09	Deutsche Bank Securities Corp.	MXN	4,759,555	345,300	359,450	14,150	—
Expiring 08/18/09	UBS AG	MXN	9,788,510	711,926	739,247	27,321	—
Norwegian Krone,
Expiring 08/24/09	Morgan Stanley	NOK	4,293,802	669,992	700,073	30,081	—
Expiring 08/24/09	Deutsche Bank Securities Corp.	NOK	1,445,890	233,100	235,742	2,642	—
New Taiwan Dollar,
Expiring 09/16/09	Deutsche Bank Securities Corp.	TWD	8,713,411	267,529	266,598	—	(931)
Expiring 12/11/09	UBS AG	TWD	34,334,034	1,003,626	1,058,455	54,829	—
New Zealand Dollar,
Expiring 08/21/09	Deutsche Bank Securities Corp.	NZD	957,766	616,528	633,320	16,792	—
Peruvian Nuevo Sol,
Expiring 08/11/09	UBS AG	PEN	1,143,075	384,072	382,735	—	(1,337)
Philippine Peso,
Expiring 10/14/09	UBS AG	PHP	11,118,223	229,100	229,493	393	—
Expiring 01/05/10	UBS AG	PHP	15,019,995	312,396	308,026	—	(4,370)
Polish New Zloty,
Expiring 08/24/09	UBS AG	PLN	3,869,265	1,256,912	1,327,856	70,944	—
Romanian New Lei,
Expiring 08/24/09	Deutsche Bank Securities Corp.	RON	1,352,860	445,853	454,481	8,628	—
Russian Rouble,
Expiring 08/07/09	Deutsche Bank Securities Corp.	RUB	3,854,685	160,545	122,289	—	(38,256)
Expiring 08/07/09	Deutsche Bank Securities Corp.	RUB	3,101,984	130,714	98,409	—	(32,305)
Expiring 08/21/09	UBS AG	RUB	5,283,396	164,900	167,058	2,158	—
Expiring 10/20/09	UBS AG	RUB	7,545,569	232,300	234,836	2,536	—
Expiring 11/10/09	UBS AG	RUB	2,603,700	66,000	80,509	14,509	—
Expiring 11/10/09	UBS AG	RUB	3,720,819	104,800	115,051	10,251	—
Expiring 11/10/09	UBS AG	RUB	5,404,002	163,500	167,096	3,596	—
Expiring 02/17/10	UBS AG	RUB	2,759,798	71,112	83,242	12,130	—
Singapore Dollar,
Expiring 08/21/09	Morgan Stanley	SGD	1,429,341	984,223	993,039	8,816	—
South African Rand,
Expiring 02/02/10	UBS AG	ZAR	4,972,020	589,927	618,911	28,984	—
South Korean Won,
Expiring 08/11/09	UBS AG	KRW	424,469,705	341,452	345,572	4,120	—
Expiring 08/26/09	Morgan Stanley	KRW	238,251,000	159,900	193,943	34,043	—
Expiring 09/29/09	UBS AG	KRW	428,463,360	374,400	348,741	—	(25,659)
Expiring 10/14/09	UBS AG	KRW	285,984,025	213,700	232,758	19,058	—
Expiring 11/25/09	UBS AG	KRW	304,180,200	208,200	247,586	39,386	—
Expiring 11/25/09	UBS AG	KRW	146,087,655	114,700	118,907	4,207	—
Expiring 11/25/09	UBS AG	KRW	221,582,325	165,700	180,356	14,656	—
Expiring 11/25/09	UBS AG	KRW	222,172,000	165,800	180,836	15,036	—
Swedish Krona,
Expiring 08/24/09	Morgan Stanley	SEK	4,932,796	628,773	683,671	54,898	—
Expiring 08/24/09	UBS AG	SEK	1,775,985	232,106	246,146	14,040	—
Swiss Franc,
Expiring 08/24/09	UBS AG	CHF	2,884,866	2,676,376	2,700,128	23,752	—

				$67,885,112	$68,958,640	$1,365,999	$(292,471)

Sales Contracts	Counterparty		Notional Amount	Value at Settlement Date Receivable	Value at July 31, 2009	Unrealized Appreciation(1)	Unrealized (Depreciation)(1)
Argentine Peso,
Expiring 09/23/09	UBS AG	ARS	1,624,609	$361,225	$413,597	$—	$(52,372)
Australian Dollar,
Expiring 09/14/09	Deutsche Bank Securities	AUD	639,734	503,704	533,177	—	(29,473)
Brazilian Real,
Expiring 08/11/09	UBS AG	BRL	8,214,234	4,143,162	4,392,712	—	(249,550)
Expiring 01/04/10	Citibank NA	BRL	1,218,290	580,000	633,840	—	(53,840)
Expiring 02/02/10	UBS AG	BRL	1,249,440	600,000	647,227	—	(47,227)
British Pound,
Expiring 08/25/09	Citibank NA	GBP	154,325	254,529	257,778	—	(3,249)
Expiring 08/25/09	Morgan Stanley	GBP	77,511	128,500	129,470	—	(970)
Chilean Peso,
Expiring 09/08/09	UBS AG	CLP	92,094,295	169,900	170,529	—	(629)
Expiring 09/08/09	UBS AG	CLP	111,786,512	210,244	206,993	3,251	—
Chinese Yuan Renminbi,
Expiring 08/06/09	UBS AG	CNY	1,517,860	222,570	222,171	399	—
Expiring 08/24/09	UBS AG	CNY	1,865,684	269,900	273,102	—	(3,202)
Expiring 08/24/09	UBS AG	CNY	2,925,864	418,100	428,293	—	(10,193)
Expiring 08/24/09	UBS AG	CNY	5,924,928	814,423	867,300	—	(52,877)
Colombian Peso,
Expiring 08/12/09	UBS AG	COP	356,707,464	174,942	174,746	196	—
Expiring 09/23/09	UBS AG	COP	527,400,000	225,000	256,898	—	(31,898)
Expiring 09/23/09	Citibank NA	COP	578,508,000	232,800	281,793	—	(48,993)
Expiring 11/13/09	UBS AG	COP	262,141,800	104,773	126,721	—	(21,948)
Danish Krone,
Expiring 08/24/09	Deutsche Bank Securities	DKK	1,426,929	270,232	272,960	—	(2,728)
Euro,
Expiring 08/04/09	Morgan Stanley	EUR	32,200	45,904	45,895	9	—
Expiring 08/07/09	Deutsche Bank Securities	EUR	84,800	130,714	120,867	9,847	—
Expiring 08/24/09	UBS AG	EUR	163,300	232,106	232,764	—	(658)
Expiring 08/25/09	Citibank NA	EUR	367,400	518,282	523,684	—	(5,402)
Expiring 08/25/09	JPMorgan Chase & Co.	EUR	166,100	233,108	236,755	—	(3,647)
Expiring 08/25/09	Morgan Stanley	EUR	230,711	327,100	328,850	—	(1,750)
Expiring 02/17/10	UBS AG	EUR	50,900	71,112	72,560	—	(1,448)
Hungarian Forint,
Expiring 08/24/09	UBS AG	HUF	298,061,565	1,513,126	1,587,717	—	(74,591)
Expiring 08/24/09	UBS AG	HUF	44,905,449	232,900	239,203	—	(6,303)
Expiring 08/24/09	UBS AG	HUF	155,260,788	817,420	830,464	—	(13,044)
Indian Rupee,
Expiring 08/10/09	UBS AG	INR	38,758,899	751,141	807,674	—	(56,533)
Expiring 08/10/09	Morgan Stanley	INR	13,996,321	277,100	291,661	—	(14,561)
Expiring 08/10/09	UBS AG	INR	18,966,120	366,000	395,224	—	(29,224)
Expiring 01/04/10	Citibank NA	INR	27,405,325	565,000	565,147	—	(147)
Indonesian Rupiah,
Expiring 08/11/09	UBS AG	IDR	2,062,261,600	198,047	207,309	—	(9,262)
Japanese Yen,
Expiring 08/25/09	Morgan Stanley	JPY	22,183,870	233,100	234,495	—	(1,395)
Malaysian Ringgit,
Expiring 08/14/09	Citibank NA	MYR	2,159,494	650,450	612,692	37,758	—
Expiring 08/14/09	UBS AG	MYR	386,754	109,500	109,730	—	(230)
Expiring 08/14/09	UBS AG	MYR	1,481,101	410,300	420,218	—	(9,918)
Expiring 08/14/09	UBS AG	MYR	883,757	241,200	250,740	—	(9,540)

Mexican Nuevo Peso,
Expiring 08/18/09	UBS AG	MXN	3,099,034	232,900	234,045	—	(1,145)
Expiring 01/05/10	Citibank NA	MXN	7,914,680	580,000	585,991	—	(5,991)
Expiring 02/03/10	UBS AG	MXN	8,140,260	600,000	600,779	—	(779)
New Taiwan Dollar,
Expiring 12/11/09	UBS AG	TWD	14,180,924	425,758	437,172	—	(11,414)
Expiring 12/11/09	UBS AG	TWD	10,791,221	317,903	332,673	—	(14,770)
Expiring 12/11/09	UBS AG	TWD	9,361,886	274,100	288,610	—	(14,510)
New Turkish Lira,
Expiring 08/28/09	Morgan Stanley	TRY	623,575	417,862	421,308	—	(3,446)
Expiring 01/04/10	Citibank NA	TRY	955,840	580,000	628,600	—	(48,600)
Expiring 02/01/10	UBS AG	TRY	979,200	600,000	640,817	—	(40,817)
Peruvian Nuevo Sol,
Expiring 08/11/09	UBS AG	PEN	619,130	203,300	207,303	—	(4,003)
Philippine Peso,
Expiring 10/14/09	UBS AG	PHP	11,118,223	220,381	229,493	—	(9,112)
Expiring 01/05/10	Citibank NA	PHP	27,399,675	565,000	561,905	3,095	—
Russian Rouble,
Expiring 08/07/09	UBS AG	RUB	4,735,174	190,435	150,222	40,213	—
Expiring 08/07/09	UBS AG	RUB	2,221,495	87,186	70,476	16,710	—
Expiring 11/10/09	UBS AG	RUB	2,995,734	94,225	92,631	1,594	—
Expiring 11/10/09	UBS AG	RUB	7,358,625	225,000	227,535	—	(2,535)
Expiring 11/10/09	UBS AG	RUB	9,960,581	292,700	307,990	—	(15,290)
Singapore Dollar,
Expiring 08/06/09	UBS AG	SGD	165,869	110,000	115,250	—	(5,250)
South African Rand,
Expiring 08/28/09	Citibank NA	ZAR	3,046,296	390,426	390,307	119	—
Expiring 02/02/10	UBS AG	ZAR	4,972,020	600,000	618,911	—	(18,911)
South Korean Won,
Expiring 08/26/09	Morgan Stanley	KRW	238,251,000	151,079	193,943	—	(42,864)
Expiring 09/29/09	UBS AG	KRW	219,828,960	187,200	178,926	8,274	—
Expiring 09/29/09	UBS AG	KRW	208,634,400	169,257	169,815	—	(558)
Expiring 10/14/09	UBS AG	KRW	151,385,500	116,900	123,210	—	(6,310)
Expiring 10/14/09	UBS AG	KRW	134,598,525	101,240	109,548	—	(8,308)
Expiring 11/25/09	GSAM Flex	KRW	303,847,880	219,100	247,315	—	(28,215)
Expiring 11/25/09	UBS AG	KRW	235,568,640	165,800	191,740	—	(25,940)
Expiring 11/25/09	UBS AG	KRW	354,605,660	243,736	288,630	—	(44,894)

				$25,969,102	$27,048,101	$121,465	$(1,200,464)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.

Credit default swap agreements outstanding as of July 31, 2009:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)(3)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
				Lennar Corp.,
Goldman Sachs International	12/20/2011	$300	1.000%	6.500%, 4/15/16	$13,113	$13,113	†
				Block Financial LLC,
Deutsche Bank AG	12/20/2012	450	1.000%	5.125%, due 10/30/14	(6,197)	(5,867)	(330)
				Duke Energy Corp.,
Goldman Sachs International	3/20/2014	350	0.700%	5.650%, due 06/15/13	(4,924)	—	(4,924)
				Simon Property Group LP,
Goldman Sachs International	3/20/2014	350	6.600%	5.250%, due 12/1/16	(68,312)	—	(68,312)
				Starwood Hotels & Resorts Holdings, Inc.,
Deutsche Bank AG	3/20/2014	250	7.050%	7.875%, due 5/01/12	(39,569)	—	(39,569)
				Viacom, Inc.,
Citibank, NA	6/20/2014	500	1.000%	4.625%, due 5/15/18	24,458	38,408	(13,950)
				SLM Corp.,
JPMorgan Chase Bank	6/20/2014	510	5.000%	5.125%, due 8/27/12	92,514	97,280	(4,766)
				R.R. Donnelley & Sons Co.,
Deutsche Bank AG	6/20/2014	600	1.000%	4.950%, due 4/01/14	46,408	47,260	(852)
				Embarq Corp.,
JPMorgan Chase Bank	6/20/2016	350	1.500%	7.082%, due 06/01/16	(19,923)	—	(19,923)
				Tyson Foods, Inc.,
Merrill Lynch Capital Services	9/20/2016	90	1.730%	7.850%, due 04/01/16	(524)	—	(524)
				American International Group, Inc.,
Deutsche Bank AG	3/20/2018	250	3.700%	6.250%, due 5/01/36	83,396	—	83,396

					$120,440	$190,194	$(69,754)

†	Less than $0.50

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2009.

Interest rate swap agreements outstanding as of July 31, 2009:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premius Paid/(Received)	Unrealized Appreciation (Depreciation)(b)
Merrill Lynch Capital Services	1/20/2014	$4,000	1.973%	3 Month LIBOR	$121,989	$—	$121,989
Citibank, NA	7/31/2039	1,610	4.351%	3 Month LIBOR	(46,038)	—	(46,038)

					$75,951	$—	$75,951

(a)	The Fund pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$3,123,878	$208,000
Bank Loans	—	4,882,925	—
Commercial Mortgage Backed Securities	—	9,346,278	—
Corporate Bonds	—	37,076,200	—
Emerging Market Bond	—	291,055	—
Foreign Corporate Bonds	—	6,660,690	—
Foreign Government Bonds	—	43,854,620	—
Mortgage Backed Security	—	440,921	—
Municipal Bonds	—	1,248,039	—
Outstanding Options Purchased	—	1,298,391	—
Outstanding Options Written	—	(180,988)	—
Sovereign Bonds	—	5,393,624	—
Structured Note	—	225,468	—
United States Government Obligations	—	2,590,688	—
Affiliated Money Market Mutual Fund	256,177	—	—

	256,177	116,251,789	208,000
Other Financial Instruments*	648,843	726	—

Total	$905,020	$116,252,515	$208,000

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$(3,706)
Realized gain (loss)	—	*
Earned amortization/accretion	3,726	—
Change in unrealized appreciation (depreciation)	(41,138)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	245,412	3,706

Balance as of 7/31/09	$208,000	$—

*	The realized gain/loss earned during the period for other financial instruments was $4,307.

The industry classification of portfolio holdings, written options and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2009 was as follows:

Foreign Government Obligations	37.2%
Non Corporate	8.5
Commercial Mortgage-Backed Securities	7.9
Banking	5.5
Healthcare & Pharmaceutical	4.3
Telecommunications	3.0
Asset-Backed Securities	2.8
United States Government Obligations	2.2
Electric	2.1
Non Captive Finance	2.1
Technology	2.1
Media & Entertainment	1.8
Pipelines & Others	1.7
Foods	1.5
Capital Goods	1.4
Insurance	1.3
Municipal Bonds	1.1
Options	1.1
Retailers	1.1
Chemicals	1.0
Tobacco	1.0
Airlines	0.9
Energy—Other	0.9
Cable	0.8
Energy—Integrated	0.8
Real Estate Investment Trusts	0.8
Building Materials & Construction	0.7
Metals	0.7
Paper	0.7
Healthcare Insurance	0.5
Mortgage Backed Securities	0.4
Aerospace/Defense	0.3
Consumer	0.3
Affiliated Money Market Mutual Fund	0.2
Lodging	0.2
Structured Notes	0.2
Railroad	0.1

99.2
Written Options	(0.2)
Other assets in excess of liabilities	1.0

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 23, 2009

*	Print the name and title of each signing officer under his or her signature.